Supplemental Disclosures of Cash Flow Information - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Significant Noncash Transactions [Line Items]
Cash paid for interest	$ 37	$ 37	$ 44
Related party interest	2
Transfer of inventory for conversion into timeshare units			48
Non-cash financing activity related to non-cash deferred financing costs	8
Senior Unsecured Notes
Other Significant Noncash Transactions [Line Items]
Non-cash financing activity related to issuance of notes	300
Hilton
Other Significant Noncash Transactions [Line Items]
Transfer of inventory for conversion into timeshare units	72
Transfer of net property and equipment for conversion into timeshare units	$ 138
Hilton | Sale of Certain Land and Easement Rights
Other Significant Noncash Transactions [Line Items]
Transfer of development costs capitalized in inventory to parent			$ 14